SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

The accompanying consolidated financial statements reflect the activities of the Company and each of the following subsidiaries:

Name of Company	Place of Incorporation	Attributable equity interest %	Registered/ Issued capital
VS MEDIA Holdings Limited	BVI	100	$20
VSM Holdings Limited	BVI	100	$1,774
VS MEDIA PTE. LTD.	Singapore	100	$1
VS Media Co Limited	BVI	100	$1,000
VS Media Limited	HK SAR	100	$—	*
GRACE CREATION LIMITED	HK SAR	100	$—	*
VS MEDIA LIMITED	Taiwan	100	$198,288
MLINK Limited	Macau SAR	100	$64,103

*	Less than $1

SCHEDULE OF ESTIMATED USEFUL LIVES OF PLAN AND EQUIPMENT
Leasehold improvements	the lesser of useful life or term of lease
Furniture and fixtures	3-5 years
Equipment	3-5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES

	2024	2023	2022
Year-end $: HK$ exchange rate	7.7655	7.8081	7.7854
Annual average $: HK$ exchange rate	7.8014	7.8260	7.8303
Year-end $: NT$ exchange rate	32.7515	30.5106	30.6524
Annual average $: NT$ exchange rate	32.1557	31.0906	29.7965
Year-end $: SG$ exchange rate	1.3625	1.3192	1.3518
Annual average $: SG$ exchange rate	1.3376	1.3410	1.3787
Year-end $: CNY$ exchange rate	N/A	N/A	6.7352
Annual average $: CNY$ exchange rate	N/A	N/A	6.5149

SCHEDULE OF DISAGGREGATION OF REVENUES

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	For the years ended December 31,
	2024	2023	2022
Campaign-based marketing services	$4,885,294	$4,401,097	$3,903,427
Optimization-based marketing services	2,458,420	2,723,341	3,986,865
Social media platforms marketing services	771,266	866,665	880,627
Social commerce	133,128	—	257,268
Total revenues	$8,248,108	$7,991,103	$9,028,187